Share Capital	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share Capital

NOTE 10-SHARE CAPITAL:

a.	Composed of shares of NIS 0.01 par value, as follows:

	Number of shares
	December 31
	2018	2017
Authorized:
Ordinary Shares	70,000,000	70,000,000

Issued:
Ordinary Shares (1)	35,881,128	29,879,323

(1)	The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company; (ii) the right to receive dividends; and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus.

b.

c.	On June 7, 2016, the Company entered into a securities purchase agreement related to a registered direct offering for an aggregate of 4,359,091 ordinary shares, NIS 0.01 par value, at a purchase price of $5.50 per share. The net proceeds from this offering, which closed on June 10, 2016 were approximately $21.9 million after subtracting placement agent fees and offering costs.

d.	On December 1, 2016, the Company entered into a separate Equity Distribution Agreements with JMP Securities LLC and Chardan Capital Markets, LLC (collectively as the “Agents”) to implement an “at the market offering” program under which the Company, from time to time, may offer and sell its ordinary shares, NIS 0.01 par value, having an aggregate offering price of up to $20,000,000 (the “Shares”) through the Agents. The Company has provided the Agents with customary indemnification rights, and the Agents will be entitled to a fixed commission of 3.0% of the aggregate gross proceeds from the Shares sold. The “at the market offering” is effective through October 2018. Until October 2018, the Company sold an aggregate of 224,695 ordinary shares under its at-the-market equity facility. The total consideration amounted to $1,322 thousand, net of issuance costs. The “at the market offering” was ended in October 2018.

e.	On November 16, 2017, the Company entered into an underwriting agreement with Piper Jaffray & Co. related to the underwritten offering of an aggregate of 2,500,000 ordinary shares, NIS 0.01 par value (the “Ordinary Shares”). The public offering price for each Ordinary Share was $7.50. The purchase price to be paid by the underwriters to the Company for each Ordinary Share was $7.20. The net proceeds from the sale of the Ordinary Shares, which closed on November 21, 2017, was approximately $17.9 million after deducting underwriting discounts and commissions and estimated offering expenses.

f.	On June 25, 2018, the Company entered into securities purchase agreements related to the registered direct offering of an aggregate of 5,904,762 ordinary shares, NIS 0.01 nominal value, at a purchase price of $2.50 per share and accompanying short-term warrants to purchase up to 2,952,381 ordinary shares and long-term warrants to purchase up to 2,952,381 ordinary shares at an additional purchase price per warrant combination of $0.125. The combined offering price of each ordinary share and accompanying warrants is $2.625 per unit for aggregate gross proceeds of approximately $15.5 million. The ordinary shares and the warrants are immediately separable and were issued separately. The net proceeds from this offering, which closed on June 27, 2018 were $13.7 million after deducting the underwriting discounts and commissions and offering costs payable by the Company. The short-term and long-term warrants are exercisable immediately after issuance and will expire on January 6, 2020 and June 26, 2022, respectively at an exercise price of $2.51 and $3.00 per one ordinary share, respectively. The fair value of the separable warrants on the date of purchase was computed using the Black-Scholes model. The underlying data used for computing the fair value of the short-term and long-term warrants are mainly as follows: ordinary share price based on the share’s price at the stock market on June 25, 2018: $2.40; expected volatility based on Company historical trade: 88.0% and 109%; risk-free interest rate: 2.279% and 2.715% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the warrants); expected dividend: zero; and expected life to exercise of 1.5 years and 4.0 years, respectively. The consideration was allocated between ordinary shares and warrants based on the ratio of the warrants’ fair value and the ordinary share price.

g.	Share based compensation plans

In February 2000, the Company’s board of directors approved an option plan (the “Plan”) as amended through 2008. Under the Plan, the Company reserved up to 1,423,606 Ordinary Shares of NIS 0.01 par value of the Company for allocation to employees and non-employees. Each option is exercisable to acquire one Ordinary Share.

In April 2011, the Company’s board of directors approved a new option plan (the “New Plan”). Under the New Plan, the Company reserved up to 766,958 Ordinary Shares (of which 159,458 Ordinary Shares shall be taken from the unallocated pool reserved under the Plan) for allocation to employees and non-employees.

In September 2014, the Company’s shareholders approved the adoption of the Employee Share Ownership and Option Plan (2014) (“2014 Plan”) effective as of the closing of the public offering. Under the 2014 Plan, the Company reserved up to 928,000 Ordinary Shares (of which 28,000 Ordinary Shares shall be taken from the unallocated pool reserved under the New Plan). The Ordinary Shares to be issued upon exercise of the options confer the same rights as the other Ordinary Shares of the Company, immediately upon allotment. Any option granted under the Plan that is not exercised within ten years from the date upon which it becomes exercisable, will expire. Any option which was granted under the New Plan, and was not exercised within twenty years from the date when it becomes exercisable, will expire.

Option exercise prices and vesting periods shall be as determined by the board of directors of the Company on the date of the grant.

The options granted to employees through December 31, 2002 are subject to the terms stipulated by section 102 of the Israeli Income Tax Ordinance (the “Ordinance”). Among other things, the Ordinance provides that the Company will be allowed to claim as an expense for tax purposes the amounts credited to the employees as a benefit upon sale of the shares allotted under the plans at a price exceeding the exercise price, when the related tax is payable by the employee.

The options granted to employees after December 31, 2002, are subject to the terms stipulated by section 102(b)(2) of the Ordinance. According to these provisions, the Company will not be allowed to claim as an expense for tax purposes the amounts credited to the employees as a capital gain benefit in respect of the options granted.

Options granted to related parties or non-employees of the Company are governed by Section 3(i) of the Ordinance. The Company will be allowed to claim as an expense for tax purposes the amounts equal to the expenses it recorded in the financial statements in the year in which the related parties or non-employees exercised the options into shares.

In April 2016, the board of directors approved the increase of 620,824 Ordinary Shares to the number of shares available for issuance under the 2014 Plan, effective January 1, 2016.

In March 2017, the Board of Directors approved the increase of 1,027,911 Ordinary Shares to the number of shares available for issuance under the 2014 Plan.

In January 2018, the Board of Directors approved the increase of 1,402,385 Ordinary Shares to the number of shares available for issuance under the 2014 Plan

Options and Restricted Stock Units (“RSUs”) granted in 2016:

	Number of options and RSUs granted according to option plan of the Company			Exercise price per Ordinary		The fair value of options and RSUs on date
Date of grant	Other than directors	To directors	Total	Share ($)		of grant (in thousands)
1) February 2016	-	20,000	20,000		$3.48	$51
2) May and June 2016	70,000	-	70,000		$3.30 - $3.40	$230
3) March 2016	114,129	-	114,129	$		$412
4) November 2016	725,000	-	725,000		$5.08	$3,232
5) November 2016	100,000	-	100,000	$		$492

1)	20,000 options were allocated to two external directors of the Company:

a.	The options will vest over 3 years from the date of grant; 1/12 of the options at the end of each quarter in the course of the 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $3.48, fair value of these options was estimated at $51 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 86.0%; risk-free interest rate: 1.64% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

2)	70,000 options were allocated to two Consultants:

a.	The options will vest between 3 to 5 years.

b.	Company management estimates the fair value of the options granted to consultants based on the value of services received over the vesting period of the applicable options. The value of such services is estimated based on the additional cash compensation the Company would need to pay if such options were not granted. The fair value of these options on the date of grant was approximately $230 thousand.

3)	114,129 restricted stock units (“RSUs”) were allocated to officers of the Company:

a.	The RSUs vesting period is dependent on the achievement of certain clinical performance milestones.

b.	The fair value of these RSUs on the date of grant was approximately $412 thousand, using the quoted closing market share price of $3.61on the Nasdaq Global Market.

4)	725,000 options were allocated to employees and officers of the Company:

a.	The options will vest by 4 years with 50% on the second year anniversary; the remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.08, fair value of these options was estimated at $3,232 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 1.78% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

5)	100,000 RSUs were allocated to officers of the Company:

a.	The RSUs vesting period is dependent on the achievement of certain clinical performance milestones.

b.	The fair value of these RSUs on the date of grant was approximately $492 thousand, using the quoted closing market share price of $4.92 on the Nasdaq Global Market.

Options and Restricted Stock Units (“RSUs”) granted in 2017:

	Number of options granted according to option plan of the Company			Exercise price per Ordinary		The fair value of options on date
Date of grant	Other than directors	To directors	Total	Share ($)		of grant (in thousands)
1) February 2017	-	20,000	20,000		$5.22	$100
2) March 2017	10,000	-	10,000		$5.43	$30
3) March 2017	-	65,000	65,000		$5.71	$337
4) June 2017	100,000	-	100,000		$5.39	$437
5) June 2017	36,000	-	36,000	$		$175
6) October 2017	700,000	-	700,000		$5.99	$4,113
7) October 2017	140,000	-	140,000	$		$903

1)	20,000 options were allocated to two independent directors of the Company:

a.	The options will vest over 3 years from the date of grant; 1/12 of the options at the end of each quarter in the course of the 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.22, fair value of these options was estimated at $100 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.41% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

2)	10,000 options was allocated to a Consultant:

a.	The options will vest over 3 years.

b.	Company management estimates the fair value of the options granted to consultants based on the value of services received over the vesting period of the applicable options. The value of such services is estimated based on the additional cash compensation the Company would need to pay if such options were not granted. The fair value of these options on the date of grant was approximately $30 thousand.

3)	65,000 options were allocated to four independent directors of the Company:

a.	The options will vest by 4 years with 50% on the second year anniversary; the remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.71, fair value of these options was estimated at $337 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.44% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

4)	100,000 options was allocated to an officer of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.39, fair value of these options was estimated at $437 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.15% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

5)	36,000 restricted stock units (“RSUs”) were allocated to an officer of the Company:

a.	The RSUs vesting period is dependent on the achievement of certain clinical performance milestones.

b.	The fair value of these RSUs on the date of grant was approximately $175 thousand, using the quoted closing market share price of $4.85 on the Nasdaq Global Market.

6)	700,000 options were allocated to employees and officers of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.99, fair value of these options was estimated at $4,113 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.41% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

7)	140,000 RSUs were allocated to officers of the Company:

a.	The RSUs vesting period is dependent on the achievement of certain clinical performance milestones.

b.	The fair value of these RSUs on the date of grant was approximately $903 thousand, using the quoted closing market share price of $6.45 on the Nasdaq Global Market.

Options granted in 2018:

	Number of options granted according to option plan of the Company			Exercise price per Ordinary	The fair value of options on date
Date of grant	Other than directors	To directors	Total	Share ($)	of grant (in thousands)
1) January 2018	-	128,000	128,000	$6.9	$838,470
2) June 2018	50,000	-	50,000	$2.22	$119,264
3) September 2018	-	30,000	30,000	$1.78	$45,574
4) December 2018	935,000	370,000	1,305,000	$1.22	$1,299,867

1)	128,000 options were allocated to independent directors of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $6.90, fair value of these options was estimated at $838 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.46% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

2)	50,000 options were allocated to officer of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $2.22, fair value of these options was estimated at $119 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.93% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

3)	30,000 options were allocated to independent directors of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $1.78, fair value of these options was estimated at $46 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.85% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

4)	1,305,000 options were allocated to employees, officers and independent directors of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $1.22, fair value of these options was estimated at $1,300 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 100.0%; risk-free interest rate: 2.86% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

h.	Changes in the number of options and RSUs and weighted average exercise prices are as follows:

	Year ended December 31
	2018		2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	4,036,095	$3.88	3,241,535	$3.41	2,304,179	$3.17
Granted	1,513,000	1.74	1,071,000	4.91	1,029,129	3.87
Exercised	(97,042)	0.33	(252,343)	1.91	(72,873)	1.66
Forfeited	(395,140)	3.31	(24,097)	4.18	(18,900)	6.92

Outstanding at end of year	5,056,914	$3.36	4,036,095	$3.88	3,241,535	$3.41

Exercisable at end of year	2,478,796	$3.70	1,844,283	$2.97	1,718,713	$2.16

i.	The following is information about exercise price and remaining contractual life of outstanding options and RSUs at year-end:

December 31, 2018			December 31, 2017			December 31, 2016
Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life	Number of options outstanding at end of year	Exercise Price	Weighted average of remaining contractual life	Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life
521,509	$0.002	11.34	758,928	$0.002	8.29	620,970	$0.002	10.73
72,990	$1.21	5.72	98,657	$1.21	6.78	117,990	$1.21	7.65
1,898,969	$1.22-$2.47	15.54	513,969	$2.47	10.45	713,282	$2.47	1.12
559,871	$3.30 - $3.48	13.96	584,871	$3.30 - $3.48	14.96	588,023	$3.30 - $ 3.48	15.96
60,000	$6.03	16.13	60,000	$6.03	17.13	60,000	$6.03	18.13
116,000	6.9	19.2

372,470	$7.52	16.88	409,670	$7.52	17.88	416,270	$7.52	18.88
1,455,105	$5.08 - $ 5.99	18.38	1,610,000	$5.08 - $ 5.99	19.38	725,000	$5.08	19.87

5,056,914			4,036,095			3,241,535

j.	Expenses for share based compensation recognized in statements of comprehensive loss were as follows:

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands
Research and development expenses	$2,255	$2,027	$900
Administrative and general expenses	1,541	1,977	520
Marketing expenses	71	148	-

	$3,867	$4,152	$1,420

The remaining unrecognized compensation expenses as of December 31, 2018 are $3,481 thousand; The unrecognized compensation cost is expected to be recognized over a weighted average period of 1 year.